Commitments, Guarantees, and Contingent Liabilities (Minimum Future Rentals on Non-Cancelable Operating Leases) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Within one year	¥ 8,072	¥ 7,939
More than one year	56,802	59,732
Total	¥ 64,874	¥ 67,671